Expense Example {- Franklin Rising Dividends VIP Fund} - FTVIP Class 2-66 - Franklin Rising Dividends VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096